1


Supplement dated December 20, 1999 to the Prospectus dated September 13, 1999 for the Guardian Investor Retirement Asset Manager.

      The following information should be read in conjunction with the Prospectus dated September 13, 1999 for the Individual Flexible Premium Deferred Variable Annuity Contracts issued by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through The Guardian Separate Account E and marketed under the name "The Guardian Investor Retirement Asset Manager." This Supplement should be retained with the Prospectus for future reference.

      The following is added under "Other contract features" on the "Contents" page of the Prospectus:

      -- Living benefit rider (referred to as "Decade")....26

      The following is added to the section entitled "Expenses" on page 2 of the
Prospectus:

      o     Living benefit rider expense

            If you choose this rider, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

      The following replaces the information entitled "Separate Account Level Annual Expenses" on page 3 of the Prospectus:

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES
(as a percentage of daily net asset value)

                                                                                                                           Contracts
                                            Contracts                     Contracts                   Contracts with   with Contract
                                              without      Contracts   with Contract                          7 Year     Anniversary
                                             Enhanced    with 7 Year     Anniversary                  Enhanced Death  Enhanced Death
                                                Death       Enhanced  Enhanced Death  Contracts with     Benefit and     Benefit and
                                              Benefit  Death Benefit         Benefit  Living Benefit  Living Benefit  Living Benefit
====================================================================================================================================
Mortality & Expense Risk Charge                 1.05%          1.05%         1.05%       1.05%              1.05%           1.05%
------------------------------------------------------------------------------------------------------------------------------------
Other Separate Account Fees
      Administrative Charge                     0.20%          0.20%         0.20%       0.20%              0.20%           0.20%
------------------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit/
      Living Benefit Charge                     0.00%          0.20%         0.25%       0.25%              0.45%           0.50%
------------------------------------------------------------------------------------------------------------------------------------
Subtotal Other Separate Account Fees            0.20%          0.40%         0.45%       0.45%              0.65%           0.70%
====================================================================================================================================
Total Separate Account Level Annual Expenses    1.25%          1.45%         1.50%       1.50%              1.70%           1.75%

      The following replaces the information entitled "Comparison of contract expenses among underlying funds" found on pages 6 and 7 of the Prospectus:

BC  = Basic Contract
CAEDB = Contract Anniversary Enhanced Death Benefit
LB = Living Benefit
CAEDB plus LB = Contract Anniversary Enhanced Death Benefit plus Living Benefit

The tables below assume there are no fee waivers or reimbursements that reduce the expenses of the funds.

If you surrender your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.

                                                    1 Yr.                 3 Yrs.                 5 Yrs.                10 Yrs.
                                          =====================  =====================  =====================  =====================
                                                 CAEDB   CAEDB          CAEDB   CAEDB          CAEDB   CAEDB          CAEDB   CAEDB
                                            BC   OR LB  plus LB    BC   OR LB  plus LB    BC   OR LB  plus LB    BC   OR LB  plus LB
========================================  =====  =====  =======  =====  =====  =======  =====  =====  =======  =====  =====  =======
The Guardian Cash Fund                      90     92      95     110    118     126     134    147     160     225    252     278
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
The Guardian Bond Fund                      90     92      95     111    119     127     135    148     162     227    254     280
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
The Guardian Stock Fund                     89     92      95     110    118     126     133    147     160     224    251     277
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
The Guardian Small Cap Stock Fund           93     96      99     122    130     138     153    166     179     263    290     315
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
The Guardian VC 500 Index Fund              87     90      93     104    112     120     123    136     149     201    229     256
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
The Guardian VC Asset Allocation Fund       91     94      97     116    124     132     143    156     169     243    270     296
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
The Guardian VC High Yield Bond Fund        94     97     100     125    133     141     159    172     185     275    301     326
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Baillie Gifford International Fund          94     97     100     125    133     140     158    171     184     273    299     324
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Baillie Gifford Emerging Markets Fund      100    102     105     141    149     156     184    197     210     325    350     374
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Value Line Centurion Fund                   90     93      95     112    120     128     137    150     164     231    258     284
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Value Line Strategic Asset Management
  Trust                                     90     93      95     112    120     128     137    150     163     230    257     283
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Gabelli Capital Asset Fund                  96     98     101     129    137     145     165    178     191     288    313     338
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
AIM V.I. Capital Appreciation Fund          91     94      96     115    123     131     141    155     168     240    267     293
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
AIM V.I. Global Utilities Fund              96     98     101     129    137     144     165    178     191     287    312     337
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
AIM V.I. Value Fund                         91     94      96     115    123     130     141    154     167     239    266     292
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Davis Financial Portfolio                   95     98     100     127    135     143     162    175     187     280    306     331
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Davis Real Estate Portfolio                 95     98     100     127    135     143     162    175     187     280    306     331
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Davis Value Portfolio                       95     98     100     127    135     143     162    175     187     280    306     331
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Fidelity VIP II Contrafund Portfolio        91     94      97     116    124     132     143    156     169     243    270     296
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Fidelity VIP Equity-Income Portfolio        90     93      95     112    120     128     137    150     163     230    257     283
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Fidelity VIP III Growth Opportunities
  Portfolio                                 91     94      97     116    124     132     144    157     170     244    271     297
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Fidelity VIP III Mid Cap Portfolio          96     98     101     129    136     144     164    177     190     285    311     336
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Janus Aggressive Growth Portfolio           92     94      97     117    125     133     146    159     172     249    275     301
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Janus Capital Appreciation Portfolio        94     97      99     124    132     140     157    170     183     272    298     323
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Janus Growth Portfolio                      92     94      97     117    125     133     146    159     172     249    275     301
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Janus Worldwide Growth Portfolio            92     94      97     117    125     133     145    158     171     248    274     300
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
MFS Emerging Growth Series                  93     96      98     121    129     136     151    164     177     259    285     311
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
MFS Growth With Income Series               94     97      99     124    132     139     156    169     182     270    296     321
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
MFS New Discovery Series                    96     99     102     131    139     146     168    181     194     293    318     343
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
MFS Research Series                         93     96      98     121    129     137     152    165     178     260    287     312
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
MFS Total Return Series                     94     96      99     123    130     138     154    167     180     266    292     317
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------

If you do not surrender your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.

                                                    1 Yr.                 3 Yrs.                 5 Yrs.                10 Yrs.
                                          =====================  =====================  =====================  =====================
                                                 CAEDB   CAEDB          CAEDB   CAEDB          CAEDB   CAEDB          CAEDB   CAEDB
                                            BC   OR LB  plus LB    BC   OR LB  plus LB    BC   OR LB  plus LB    BC   OR LB  plus LB
========================================  =====  =====  =======  =====  =====  =======  =====  =====  =======  =====  =====  =======
The Guardian Cash Fund                      20     22      25      60     68      76     104    117     130     225    252     278
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
The Guardian Bond Fund                      20     22      25      61     69      77     105    118     132     227    254     280
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
The Guardian Stock Fund                     19     22      25      60     68      76     103    117     130     224    251     277
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
The Guardian Small Cap Stock Fund           23     26      29      72     80      88     123    136     149     263    290     315
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
The Guardian VC 500 Index Fund              17     20      23      54     62      70      93    106     119     201    229     256
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
The Guardian VC Asset Allocation Fund       21     24      27      66     74      82     113    126     139     243    270     296
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
The Guardian VC High Yield Bond Fund        24     27      30      75     83      91     129    142     155     275    301     326
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Baillie Gifford International Fund          24     27      30      75     83      90     128    141     154     273    299     324
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Baillie Gifford Emerging Markets Fund       30     32      35      91     99     106     154    167     180     325    350     374
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Value Line Centurion Fund                   20     23      25      62     70      78     107    120     134     231    258     284
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Value Line Strategic Asset Management
  Trust                                     20     23      25      62     70      78     107    120     133     230    257     283
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Gabelli Capital Asset Fund                  26     28      31      79     87      95     135    148     161     288    313     338
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
AIM V.I. Capital Appreciation Fund          21     24      26      65     73      81     111    125     138     240    267     293
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
AIM V.I. Global Utilities Fund              26     28      31      79     87      94     135    148     161     287    312     337
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
AIM V.I. Value Fund                         21     24      26      65     73      80     111    124     137     239    266     292
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Davis Financial Portfolio                   25     28      30      77     85      93     132    145     157     280    306     331
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Davis Real Estate Portfolio                 25     28      30      77     85      93     132    145     157     280    306     331
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Davis Value Portfolio                       25     28      30      77     85      93     132    145     157     280    306     331
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Fidelity VIP II Contrafund Portfolio        21     24      27      66     74      82     113    126     139     243    270     296
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Fidelity VIP Equity-Income Portfolio        20     23      25      62     70      78     107    120     133     230    257     283
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Fidelity VIP III Growth Opportunities
  Portfolio                                 21     24      27      66     74      82     114    127     140     244    271     297
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Fidelity VIP III Mid Cap Portfolio          26     28      31      79     86      94     134    147     160     285    311     336
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Janus Aggressive Growth Portfolio           22     24      27      67     75      83     116    129     142     249    275     301
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Janus Capital Appreciation Portfolio        24     27      29      74     82      90     127    140     153     272    298     323
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Janus Growth Portfolio                      22     24      27      67     75      83     116    129     142     249    275     301
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Janus Worldwide Growth Portfolio            22     24      27      67     75      83     115    128     141     248    274     300
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
MFS Emerging Growth Series                  23     26      28      71     79      86     121    134     147     259    285     311
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
MFS Growth With Income Series               24     27      29      74     82      89     126    139     152     270    296     321
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
MFS New Discovery Series                    26     29      32      81     89      96     138    151     164     293    318     343
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
MFS Research Series                         23     26      28      71     79      87     122    135     148     260    287     312
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
MFS Total Return Series                     24     26      29      73     80      88     124    137     150     266    292     317
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------

      The following section is added as another contract feature on page 26 of "the Prospectus and is entitled "Living Benefit Rider" (referred to as "Decade"):

Living Benefit Rider (referred to as "Decade")

       When you buy your contract, you can choose to buy a living benefit rider. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options.

       This rider provides for a living benefit on the tenth contract anniversary if the accumulation value of your contract on that date is less than your initial premium payment, adjusted as described below for any partial withdrawals you've made before that date. The living benefit amount you may receive is equal to the amount by which the adjusted initial premium payment exceeds your accumulation value on the tenth contract anniversary.

       If you elect the living benefit rider, you will be subject to a number of special rules while the rider is in force:

       - We will not accept any additional premium payments into your contract.

       - You must allocate your net premiums at the time your contract is issued among the following groupings of allocation options. Each grouping is designated as an Asset Allocation Class.

       10% - The Guardian Cash Fund or The Fixed-Rate Option

       40% - The Guardian Bond Fund or The Fixed-Rate Option

       40% - The Guardian Stock Fund, The Guardian VC 500 Index Fund, The
             Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, Baillie Gifford International Fund, Value Line Centurion Fund, Value Line Strategic Asset Management Trust, Gabelli Capital Asset Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Global Utilities Fund, AIM V.I. Value Fund, Davis Real Estate Portfolio, Davis Value Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP III Growth Opportunities Portfolio, Janus Growth Portfolio, MFS Growth With Income Series, MFS Total Return Series or MFS Research Series.

       10% - The Guardian Small Cap Stock Fund, Baillie Gifford Emerging
             Markets Fund, Davis Financial Portfolio, Fidelity VIP III Mid Cap Portfolio, Janus Aggressive Growth Portfolio, Janus Capital Appreciation Portfolio, Janus Worldwide Growth Portfolio, MFS Emerging Growth Series, or MFS New Discovery Series.

           - On each quarterly anniversary, your accumulation value will be rebalanced to the allocation percentage listed above. If necessary, we will waive the usual fixed rate option transfer restrictions to perform the rebalancing. Within each Allocation Class, we will make shifts pro rata among the allocation options you have chosen for that class at the time of the rebalancing.

           - You may only make transfers to allocation options within the same Asset Allocation Class.

           - We will deduct any partial withdrawals from all allocation options pro rata. You will not be able to choose the allocation options from which withdrawals are made.

If you are eligible to receive the living benefit at the tenth contract anniversary, the living benefit amount will be credited to The Guardian Cash Fund variable investment option.

As mentioned above, for the purposes of calculating the living benefit, the amount of the initial premium is adjusted for any partial withdrawals. Each time you make a partial withdrawal, we will adjust the initial premium payment amount by multiplying the initial premium payment amount (or, if the amount has been previously adjusted, the adjusted initial premium payment amount) by your withdrawal amount
                            -------------------------
                            the accumulation value of
                                  your contract

We will terminate the living benefit rider on the earliest of the following dates:

            o the date we process any transaction requested by you that is inconsistent with the special rules outlined above

            o     the date the annuitant dies

            o     the tenth contract anniversary

            o     the date the contract terminates

            o     the date annuity payments begin

            o     the date we receive a written termination request from you

      Once the rider is terminated, it cannot be reinstated.

      The following is added to the section entitled "Contract Costs and Expenses" on page 34 of the Prospectus:

Living benefit rider expense

If you choose the living benefit rider and it is in effect, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

Supplement dated December 20, 1999 to the Statement of Additional Information dated September 13, 1999 for the Individual Flexible Premium Deferred Variable Annuity Contract Issued Through The Guardian Separate Account E of The Guardian Insurance & Annuity Company, Inc.

      The following information should be read in conjunction with the Statement of Additional Information dated September 13, 1999 for the Individual Flexible Premium

Deferred Annuity Contract Issued Through The Guardian Separate Account E (marketed under the name "The Guardian Investment Retirement Asset Manager"). This Supplement should be retained with the Statement of Additional Information and the Prospectus for future reference.

      The following replaces the information entitled "Average Annual Total Return for a Contract Surrendered on 12/31/98" on page B-5 of the Statement of Additional Information:

                                              Average Annual Total Return for a
                                               Contract Surrendered on 12/31/98
                                        (CAEDB and LB = Contract Anniversary Enhanced
                                     Death Benefit and Living Benefit / CAEDB = Contract
                                             Anniversary Enhanced Death Benefit /            Average Annual Total Return on 12/31/98
                                         LB = Living Benefit / BC = Basic Contract)               Assuming Contract Continues
                                     ------------------------------------------------------- ---------------------------------------
                                              Length of Investment Period                          Length of Investment Period
                                     ------------------------------------------------------- ---------------------------------------

                                                                           Ten Years (or                              Ten Years (or
                                                                            Since Fund                                 Since Fund
Investment Division      Date of Fund                                       Inception,                                 Inception,
Corresponding To          Inception          One Year        Five Years     If  Less)      One Year      Five Years     If  Less)
                                           CAEDB and LB     CAEDB and LB   CAEDB and LB  CAEDB and LB   CAEDB and LB   CAEDB and LB
                                           CAEDB or LB      CAEDB or LB    CAEDB or LB   CAEDB or LB    CAEDB or LB    CAEDB or LB
                                                BC               BC             BC            BC             BC             BC
The Guardian Cash                             -3.81             2.46           3.37           3.19          3.00           3.37
Fund                        1/7/82            -3.54             2.73           3.63           3.46          3.26           3.63
                                              -3.28             3.00           3.89           3.72          3.52           3.89

The Guardian Bond                             -0.88             4.14           6.78           6.12          4.64           6.78
Fund                        5/1/83            -0.61             4.41           7.05           6.39          4.91           7.05
                                              -0.34             4.68           7.32           6.66          5.17           7.32

The Guardian Stock                            10.68            19.82          17.14          17.68         20.11          17.13
Fund                        4/13/83           10.97            20.13          17.43          17.97         20.42          17.43
                                              11.27            20.44          17.73          18.27         20.72          17.73

The Guardian Small                           -13.96              N/A          -1.11          -7.48           N/A           3.00
Cap Stock Fund              5/1/97           -13.73              N/A          -0.85          -7.24           N/A           3.25
                                             -13.52              N/A          -0.61          -7.01           N/A           3.49

Gabelli Capital                                2.67              N/A          16.50           9.67           N/A          17.40
Asset Fund                  5/1/95             2.94              N/A          16.79           9.94           N/A          17.69
                                               3.22              N/A          16.94          10.22           N/A          17.83

Baillie Gifford                               11.96             9.46           9.44          18.96          9.88           9.44
International Fund          2/8/91            12.26             9.74           9.72          19.26         10.16           9.72
                                              12.56            10.03           9.81          19.56         10.43           9.81

Baillie Gifford
Emerging Markets                             -33.15              N/A          -7.30         -28.12           N/A          -6.39
Fund                       10/17/94          -32.97              N/A          -7.06         -27.93           N/A          -6.15
                                             -32.81              N/A          -6.96         -27.75           N/A          -6.05

Value Line Centurion                          18.14            17.48          17.59          25.14         17.79          17.59
Fund ("VLCF")              11/15/83           18.46            17.78          17.88          25.46         18.09          17.88
                                              18.77            18.08          18.18          25.77         18.39          18.18

Value Line Strategic
Asset Management                              18.13            13.39          14.92          25.13         13.75          14.92
Trust ("VLSAM")             10/1/87           18.44            13.68          15.21          25.44         14.04          15.21
                                              18.76            13.97          15.50          25.76         14.32          15.50

MFS Growth With                               13.09              N/A          22.88          20.09           N/A          23.85
Income Series               10/9/95           13.39              N/A          23.19          20.39           N/A          24.16
                                              13.70              N/A          23.36          20.70           N/A          24.32